Segment Information - Revenue from External Customers by Geographic Areas (Details) - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 154.1	$ 168.0	$ 611.6	$ 478.2	$ 440.1
Medical
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	49.2	60.3	155.7	62.6	42.9
Industrial
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	104.9	107.7	455.9	415.6	397.2
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	92.9	108.0	338.0	250.8	229.3
North America | Medical
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	45.3	54.6	138.6	57.5	41.0
North America | Industrial
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	47.6	53.4	199.4	193.3	188.3
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	59.2	58.3	258.6	211.4	196.8
Europe | Medical
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	3.9	5.7	17.1	5.2	1.9
Europe | Industrial
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	55.3	52.6	241.5	206.2	194.9
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2.0	1.7	15.0	16.0	14.0
Asia Pacific | Medical
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	0.0	0.0	0.0	0.0	0.0
Asia Pacific | Industrial
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 2.0	$ 1.7	$ 15.0	$ 16.0	$ 14.0